Segment reporting (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2019 EUR (€) segment	Sep. 30, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 4,436	€ 7,121	€ 15,051	€ 17,435
Gross profit	(3,896)	(3,803)	(10,555)	(8,457)
Systems
Segment reporting
Revenues	1,636	3,744	6,180	7,002
Gross profit	€ 357	€ 1,197	€ 1,717	€ 2,051
Gross profit margin (as a percent)	21.80%	32.00%	27.80%	29.30%
Services
Segment reporting
Revenues	€ 2,800	€ 3,377	€ 8,871	€ 10,433
Gross profit	€ 508	€ 1,114	€ 2,587	€ 4,243
Gross profit margin (as a percent)	18.10%	33.00%	29.20%	40.70%